INTANGIBLE ASSETS - Intangible assets by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Composition of other intangible assets by segment
Other Intangibles	R$ 673,262	R$ 836,096	R$ 972,089	R$ 1,319,941
Brazil
Composition of other intangible assets by segment
Other Intangibles	238,243	295,107	351,578
Special Steel
Composition of other intangible assets by segment
Other Intangibles	132,934	136,910	152,640
South America
Composition of other intangible assets by segment
Other Intangibles	1,729	1,441	1,863
North America
Composition of other intangible assets by segment
Other Intangibles	R$ 300,356	R$ 402,638	R$ 466,008